Share capital	12 Months Ended
Dec. 31, 2020
Aegon N.V [member]
Statement [LineItems]
Share capital
13 Share capital

Issued and outstanding capital	2020	2019
Common shares	252	253
Common shares B	69	70
Total share capital	320	323

Common shares	2020	2019
Authorized share capital	720	720
Number of authorized shares (in million)	6,000	6,000
Par value in cents per share	12	12

Common shares B	2020	2019
Authorized share capital	360	360
Number of authorized shares (in million)	3,000	3,000
Par value in cents per share	12	12
All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. Repayment of capital can only be initiated by the Executive Board, is subject to approval of the Supervisory Board and must be resolved by the General Meeting of Shareholders. Moreover, repayment on common shares B needs approval of the related shareholders. Refer to Other information for further information on dividend rights.
Vereniging Aegon, based in The Hague, the Netherlands, holds all of the issued and outstanding common shares B.
For detailed information on the transactions between Aegon N.V. and Vereniging Aegon refer to note 50 Related party transactions in the consolidated financial statements of the Group.
The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
At January 1, 2019	2,095,648	251	585,022	70
Dividend	9,491	1	-	-
At December 31, 2019	2,105,139	253	585,022	70
Shares withdrawn	(9,491)	(1)	(13,227)	(2)
Dividend	2,466	-	-	-
At December 31, 2020	2,098,114	252	571,795	69
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number	Weighted average number
	of common shares (thousands)	of common shares B (thousands)
2019	2,098,326	585,022
2020	2,101,749	579,312
The shares repurchased by Aegon N.V. during the
share-buy-back
programs to undo the dilution caused by the distribution of dividend in stock, although included in the issued and outstanding number of shares, are excluded from the calculation of the weighted average number of shares.

Long-term incentive plans
For detailed information on the Long Term Incentive Plans refer to note 14 Commissions and expenses to the consolidated financial statements of the Group.
Board remuneration
Detailed information on remuneration of active and retired members of the Executive Board including their share plans, remuneration of active and retired members of the Supervisory Board along with information about shares held in Aegon by the members of the Boards is included in note 50 Related party transactions to the consolidated financial statements of the Group and in the remuneration report on page
66
.